Consolidated Statements of Shareholders’ Equity (USD $) In Thousands	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at January 1, 2013 at Dec. 31, 2012	$ 32	$ 6	$ 58,646	$ (18,827)	$ 39,857		$ 39,857
Balance at January 1, 2013 (in Shares) at Dec. 31, 2012	3,191	612
Stock options - compensation costs			118		118		118
Investment in subsidiary from accredited investors						3,050	3,050
Contribution to paid-in capital			7		7		7
Net				438	438		438
Balance at at Dec. 31, 2013	32	6	58,771	(18,389)	40,420	3,050	43,470
Balance at (in Shares) at Dec. 31, 2013	3,191	612
Stock options - compensation costs			80		80		80
Investment in subsidiary from accredited investors						700	700
Cash distributions to non-controlling interest in subsidiary						(87)	(87)
Contribution to paid-in capital			17		17		17
Net				(1,080)	(1,080)	(178)	(1,258)
Balance at at Dec. 31, 2014	$ 32	$ 6	$ 58,868	$ (19,469)	$ 39,437	$ 3,485	$ 42,922
Balance at (in Shares) at Dec. 31, 2014	3,191	612